Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting periods. Actual results could materially differ from these estimates. It is reasonably possible that changes in estimates will occur in the near term.

Business Segments

Business Segments

The Company has determined that its current business and operations consist of one reporting segment. The Company has identified its Chief Executive Officer as the Chief Operating Decision Maker.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table presents the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024. See Note 7 for a rollforward of the derivative liabilities.

	Fair value measured as of December 31, 2025
Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability – issuance of warrants	$347,731	$-	$-	$347,731
Derivative liability – convertible debt conversion feature	339,196	-	-	339,196
Total fair value	$686,927	-	$-	686,927
Fair value measured as of December 31, 2024
Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3 )
Derivative liability – issuance of warrants	$-	$-	$-	$-
Derivative liability – convertible debt conversion feature	-	-	-	-
Total fair value	$-	-	$-	-

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2025 and 2024. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, accounts payable, accrued liabilities, deferred offering costs, and deferred revenue. Fair values for these items were assumed to approximate carrying values because of their short-term nature or they are payable on demand.

Significant Accounting Policies and Estimates

Significant Accounting Policies and Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from the estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers time deposits, certificates of deposit, and certain investments with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable represents amounts due from commercial customers. On December 31, 2025, 2024 and 2023, customer accounts receivable totaled $199,954, $135,272 and $68,834, respectively. The payment of consideration related to these third-party receivables is subject only to the passage of time. Management reviews open accounts monthly and takes appropriate steps for collection. For its financial instruments subject to credit risk, consisting of its receivables, the Company recognizes as an allowance its estimate of lifetime expected credit losses under the current expected credit loss (CECL) model of ASC 326, Financial Instruments—Credit Losses. The approach is based on the Company’s internal knowledge and historical default rates over the expected life of the receivables and is adjusted to reflect current economic conditions. This evaluation takes into account the customer’s ability and intention to pay the consideration when it is due along with incorporating changes in the forward-looking estimates. If the expected financial condition of the Company’s customers were to improve, the allowances may be reduced accordingly. During the years ended December 31, 2025 and 2024, the Company recorded bad debt expense of $59,873 and $49,651, respectively. An allowance for credit losses of $81,043 and $29,346 is included in accounts receivable at December 31, 2025 and 2024, respectively.

Inventories	Inventories Inventories are stated at the lower of cost or market using the first-in, first-out (FIFO) method. Inventories consisted entirely of finished goods as of December 31, 2025 and 2024.
Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of three (3) to seven (7) years. Significant renewals and betterments are capitalized while maintenance and repairs are charged to expense as incurred. Leasehold improvements are amortized on the straight-line basis over the lesser of their estimated useful lives or the term of the related lease, whichever is shorter. Gains or losses on dispositions of assets are reflected in other income or expense.

Intangible Assets – Patents

Intangible Assets – Patents

The Company capitalizes patent filing fees, and it expenses legal fees, in connection with internally developed pending patents. The Company also will capitalize patent defense costs to the extent these costs enhance the economic value of an existing patent. The Company evaluates the capitalized costs annually to determine if any amounts should be written down. Patent costs begin amortizing upon approval by the corresponding government and are generally amortized over the expected period to be benefitted, not to exceed the patent lives, which may be as long as 20 years.

Intangible Assets - License Agreements

Intangible Assets - License Agreements

In accordance with ASC 730-10-25-2.c, Topic 350-30 paragraph 805-50-30-2, license fees incurred through license agreements for technology supporting specific products to be sold are either expensed or recognized as intangible assets and treated as an asset acquisition when the following criteria are met: (1) the asset is identifiable, (2) the Company has control over the asset, (3) the cost of the asset can be measured reliably, and (4) it is probable that economic benefits will flow to the Company. In accordance with Topic 350-30 paragraph 805-50-30-2, the costs associated with the license agreement are analyzed to determine if they should be capitalized or expensed depending on if an alternative future use can be identified utilizing the technology. If the fees paid are attributed to an alternative future use, then those costs are capitalized and measured by the cash paid to the licensor for the licensing of their technology in accordance with the license agreement. Any costs incurred during the validation of the technology are expensed once incurred. The capitalized license fees are amortized either beginning when the technology is validated internally and is ready to be included within the Company’s product offerings over the period covered by the agreement which might include extensions or based on other terms specific to the agreement. Future milestone payments and royalties are expensed when incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. The impairment losses for the years ended December 31, 2025 and 2024 were $0 and $16,356 for certain equipment and patent costs, respectively. There can be no assurance, however, that market conditions will not change or demand for the Company’s products and services will continue, which could result in impairment of long-lived assets in the future.

Offering Costs

Offering Costs

The Company complies with the requirements of ASC 340 with regards to offering costs. Prior to the completion of an offering, offering costs will be capitalized as deferred offering costs on the balance sheet. The deferred offering costs of $1,507,794 included in “other assets” as of December 31, 2025, were measured based on the estimated fair value of the Company’s common stock. The deferred offering costs will be charged to stockholders’ equity upon the completion of an offering or to expense if the offering is not completed.

Derivative Instruments

Derivative Instruments

In connection with the issuances of equity instruments or debt, the Company may issue options, warrants, or other equity-linked instruments to purchase common stock. In certain circumstances, these instruments may be classified as liabilities rather than equity. In addition, debt instruments may contain embedded derivative features that require evaluation under ASC Topic 815, Derivatives and Hedging, to determine whether such features must be bifurcated from the host contract and accounted for separately as derivative liabilities.

During the periods presented, the Company evaluated the convertible notes issued to investors, which contain an embedded conversion feature that provides for automatic conversion at a discounted price upon the occurrence of a future qualified financing event. Because the conversion terms include a variable conversion price based on a percentage of the price in a future financing and the occurrence of that financing is outside the Company’s control, the feature is not considered to be clearly and closely related to the debt host instrument. As a result, the Company concluded that the conversion feature represents an embedded derivative that must be bifurcated and accounted for separately as a derivative liability under ASC 815. The derivative liability is initially measured at fair value on the issuance date of the notes and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in the accompanying statements of operations.

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants in accordance with the applicable authoritative guidance in ASC Topic 480 and ASC Topic 815-40, “Contracts in Entity’s Own Equity.” The assessment, which requires the use of professional judgment, considers whether the warrants are freestanding financial instruments, meet the definition of a liability, and whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require net cash settlement in a circumstance outside of the Company’s control, among other conditions for equity classification.

Warrants that meet all the criteria for equity classification are recorded as a component of additional paid-in capital at the time of issuance. Warrants that do not meet all the criteria for equity classification are recorded at their initial fair value on the date of issuance, with changes in fair value recognized in the statement of operations each period.

Debt Issuance Costs and Debt Discounts

Debt Issuance Costs and Debt Discounts

The Company may record debt issue costs and/or debt discounts in connection with raising funds through the issuance of debt.  These costs may be paid in the form of cash, equity or other financial instruments. These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Preferred Stock

Preferred Stock

ASC 480, Distinguishing Liabilities from Equity, includes standards for how an issuer of equity (including equity shares issued by consolidated entities) classifies and measures on its balance sheet certain financial instruments with characteristics of both liabilities and equity.

Management is required to determine the presentation for the Preferred Stock as a result of the redemption and conversion provisions, among other provisions in the agreement. Specifically, management is required to determine whether the embedded conversion feature in the Preferred Stock is clearly and closely related to the host instrument, and whether the bifurcation of the conversion feature is required and whether the conversion feature should be accounted for as a derivative instrument. If the host instrument and conversion feature are determined to be clearly and closely related (both more akin to equity), derivative liability accounting under ASC 815, Derivatives and Hedging, is not required. Management determined that the host contract of the Preferred Stock is more akin to equity, and accordingly, derivative liability accounting is not required by the Company.

Costs incurred directly for the issuance of the Preferred Stock are recorded as a reduction of gross proceeds received by the Company.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

The Company follows ASC 260, Earnings per Share, to account for earnings per share. Basic earnings per share calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. Dilutive common share equivalents include the dilutive effect of in-the-money share equivalents, which are calculated, based on the average share price for each period using the treasury stock method. Under the treasury stock method, the exercise price of an award, if any, the amount of compensation cost, if any, for future service that the Company has not yet recognized, and the estimated tax benefits that would be recorded in paid-in capital, if any, when an award is settled are assumed to be used to repurchase shares in the current period. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

The following table presents a summary of outstanding securities considered in the calculation of diluted net income (loss) per share, including a reconciliation of net income (loss) to net income (loss) available to common stockholders for the years ended December 31, 2025 and 2024, as well as securities whose potential dilutive effect was excluded from the computation of diluted net income (loss) per share because their inclusion would have been anti-dilutive.

	2025	2024
Weighted average common shares outstanding used in calculating basic earnings per share	4,930,287	4,800,524
Warrants to purchase Common Stock	64,966	15,096
Options to purchase Common Stock	2,969,860	2,979,860
Convertible notes	125,323	-
Series D Preferred Stock	101,565	62,441
Series C Preferred Stock	1,204,040	1,204,040
Series B Preferred Stock	1,471,487	1,471,487
Series A-2 Preferred Stock	442,402	442,402
Series A-1 Preferred Stock	651,465	651,465
Series A Preferred Stock	846,368	846,368
Dilutive effect excluded from earnings per share	(7,877,476)	(7,673,159)
Weighted average common shares used in calculating diluted earnings per share	4,930,287	4,800,524

Revenue Recognition

Revenue Recognition

In accordance with ASC Topic 606, Revenue from Contracts with Customers, the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which it expects to receive in exchange for those goods and services. To determine revenue recognition for arrangements that the Company deems are within the scope of ASC Topic 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) calculate transfer price; (iv) allocate the transaction price to the performance obligation in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Disaggregated Revenue ‒ The Company disaggregates revenue from contracts with customers by contract type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The Company’s revenue by contract type is as follows:

	For the Years Ended December 31,
	2025	2024
Revenues
BioCheck	$152,047	$177,283
OneTest	1,803,707	1,490,881
CLIAx	89,379	84,179
Total revenues	$2,045,133	$1,752,343

Performance Obligations ‒ Performance obligations for the three different types of services are discussed below:

●	OneTest ‒ Revenues from the sale of OneTest are recognized when returned serum specimens are analyzed in the Company’s CLIA laboratory and the results are reported to the customer. The specific transaction price is provided to the customer at the time of purchase either through the on-line portal or via a sales quote for commercial clients, which may be discounted from list price based on volume of tests ordered. Periodically, discounts are provided to individuals when purchased through the Company’s online portal. No estimates or adjustments are made to the transaction price for returns or refunds, since these events rarely occur. There are three customer groups: (i) individuals who purchase tests through the Company’s online portal; (ii) commercial clients that pay upfront for test kits and (iii) professional health organizations that purchase collection kits and are all billed upon completion of testing and when results are reported to the customer. Contracts with customers do not contain significant financing components based on the typical period between performance of services and collection of consideration. There are very little requests for returns or refunds. The Company also licenses proprietary algorithms to customers under contracts that include usage-based per-case testing fees. Per-case testing fees represent variable consideration based on actual usage. Revenue from such fees is recognized at the point in time when the testing services are performed, as this is when the Company satisfies its performance obligation and the customer obtains the benefits of the test results. Under the accounting convention known as “breakage,” tests for which blood specimens have not been received by the Company more than 12 months after purchase are deemed to be revenues.
●	BioCheck ‒ Revenues for kits are recognized when kits are shipped to the customer. The specific transaction price is provided to the customer at the time of purchase, which may be discounted from list price based on the volume of tests ordered. No estimates or adjustments are made to the transaction price for returns or refunds, since these events rarely occur. Customers’ payment terms are due upon receipt and are not provided significant financing components based on the typical period between shipment of the product and collection of consideration. There are no requests for returns or refunds.
●	CLIAx – Contractually, the Company can earn revenue in two ways: (i) by providing laboratory services and (ii) through co-marketing activities of the CLIAx clients laboratory developed tests. Revenue for laboratory services is recognized monthly based on agreed laboratory activities for space, equipment use and contracted personnel. The revenue that can be earned through co-marketing activities would be recognized if the Company sells any of the customer’s products. As of December 31, 2025, the CLIAx customer is working through its marketing plan and the Company has not yet performed any co-marketing activities and as a result has not sold any CLIAx products or recognized any related revenue.

Contract Liabilities

Contract Liabilities

Deferred revenue represents contract liabilities that are recorded when cash payments are received or are due in advance of the Company’s satisfaction of performance obligations. The deferred revenue as of December 31, 2025 and 2024 was $456,687 and $520,451, respectively, and are related to OneTest and royalties.

The following table provides information about contract liabilities from contracts with customers as of December 31, 2025 and 2024.

	2025	2024
OneTest ‒ commercial clients	$350,871	$366,451
OneTest ‒ individuals	64,000	104,000
Royalty	41,816	50,000
Total deferred revenue	$456,687	$520,451
Less: current portion	(414,871)	(470,451)
Long-term deferred revenue	$41,816	50,000

Significant changes in the contract liabilities balance during the period are as follows:

Contract Liabilities
Balance, December 31, 2024	$520,451
Non-cancelable contracts with customers entered during the period	1,423,724
Revenue recognized related to non-cancelable contracts with customers during the period	(1,487,488)
Balance, December 31, 2025	$456,687

Shipping and Handling

Shipping and Handling

Amounts billed to a customer for shipping and handling are reported as revenues. Costs related to shipments to the Company are classified as cost of sales and totaled $117,857 and $153,936 for the years ended December 31, 2025 and 2024, respectively.

Research and Development and Clinical Lab Validations

Research and Development and Clinical Lab Validations

The Company incurs research and development costs during the process of researching and developing the Company’s laboratory tests, algorithms, information technologies, and other intellectual properties. The Company’s research and development costs consist primarily of data acquisition and personnel costs of scientists and laboratory technicians. Additionally, before a new lab test, biomarker or assay can be offered for clinical testing. CAP, CLIA, and certain states like New York require extensive clinical and analytical validations. The Company expenses these costs as incurred until the resulting product has been completed, tested, validated, and made ready for commercial use. Research and development expense for the years ended December 31, 2025 and 2024 was $592,569 and $1,261,781, respectively.

Advertising	Advertising The Company expenses advertising costs as incurred. Advertising expenses were $167,472 and $533,944 for the years ended December 31, 2025 and 2024, respectively.
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock awards issued under ASC 718, Compensation – Stock Compensation. Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award. Stock-based compensation is recognized as expense over the employee’s requisite vesting period and over the nonemployee’s period of providing goods or services. The fair value of each stock option or warrant award is estimated on the date of grant using the Black-Scholes option valuation model.

Income Taxes

Income Taxes

The Company applies ASC 740, Income Taxes. Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reported amounts at each period end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities. As of December 31, 2025 and 2024, the Company has a valuation allowance on the net deferred assets due to the continued likelihood that realization of any future benefit from deductible temporary differences and net operating loss carryforwards cannot be sufficiently assumed.

ASC 740 also provides criteria for the recognition, measurement, presentation, and disclosure of uncertain tax positions. A tax benefit from an uncertain position is recognized only if it is “more likely than not” that the position is sustainable upon examination by the relevant taxing authority based on its technical merit. Interest and penalties, if any, are accrued as a component of operating expenses when assessed.

Concentrations

Concentrations

The Company maintains its cash at various financial institutions located in the United States of America which it believes to be credit worthy. Balances are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company maintains balances in excess of the federally insured limits. The Company has not experienced any losses with respect to its cash balances.

As of December 31, 2025, approximately 41% of total accounts receivable were due from three sources. As of December 31, 2024, approximately 24% of total accounts receivable were due from two sources. During the years ended December 31, 2025 and 2024, no customers accounted for more than 10% of total revenues.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.

In November 2024, the FASB issued the ASC 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-04) Disaggregation of Income Statement Expenses, which requires additional disclosure of the nature of expenses included in the income statement in response to requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as disclosures about selling expenses. The guidance is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is currently evaluating the impact this new guidance will have on its financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update requires public business entities to disclose significant segment expenses that are regularly provided to the Chief Operating Decision Maker. The Company adopted this standard effective January 1, 2025. As the Company operates as a single reportable segment, the adoption impacted disclosures only and did not have a material effect on the Company’s financial position or results of operations.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The Company adopted this standard effective January 1, 2025. As the Company maintains a full valuation allowance against its deferred tax assets, the adoption did not have a material impact on the Company’s financial statements or disclosures.